Related party transactions - Financial Transactions With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity securities
Fair value	$ 7,419	$ 6,495
Deposits	12,441,625	9,452,241
Asset management revenue	28,721	25,603	$ 24,711
Custody and other administration services revenue	12,868	9,262	8,149
Wholly-owned subsidiary
Equity securities
Fair value	7,142	6,176
Unrealized gain	2,142	1,176
Deposits	342	352
Asset Management Arrangement | Wholly-owned subsidiary
Equity securities
Loans	16	1,843
Deposits	3,492	36,655
Asset management revenue	10,273	9,412	7,697
Custody and other administration services revenue	1,452	1,376	1,036
Other income	$ 1,458	$ 972	$ 122